Note 13 - Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Revenues:	For the years ended December 31,
	2009	2010	2011
	(in thousands)
United States	$49,634	$147,918	$298,056
Canada	—	9,710	21,271
United Kingdom	—	5,883	78,533
Total	$49,634	$163,511	$397,860

Disclosure on Geographic Areas, Long-Lived Assets
Long-lived assets: (1)	December 31,
	2010	2011
	(in thousands)
United States	$126,772	$340,955
Canada	24,028	42,377
United Kingdom	7,616	72,452
Total	$158,416	$455,784